Loans, borrowings and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Balance at beginning of period	R$ 87,796	R$ 166,834
Changes in cash
Proceeds	103,870	30,000	R$ 34,000
Interest paid	(17,404)	(21,701)
Payments	(65,423)	(107,710)	(74,069)
Amortized cost	(2,889)	(1,062)
Changes not affecting cash
Interest accrued	19,249	21,435
Amortized cost	1,656	0	0
Balance at end of period	126,855	87,796	166,834
Current	81,137	36,191	89,541
Non-current	45,718	51,605	77,293
Working capital
Loans and borrowings
Balance at beginning of period	69,667	125,834
Changes in cash
Proceeds	103,870	30,000
Interest paid	(14,764)	(17,533)
Payments	(59,247)	(85,239)
Amortized cost	(2,889)	(662)
Changes not affecting cash
Interest accrued	16,603	17,267
Amortized cost	1,522	0
Balance at end of period	114,762	69,667	125,834
Current	75,086	30,148	62,335
Non-current	R$ 39,676	R$ 39,519	63,499
Working capital | Interbank Deposit Certificate (CDI)
Changes not affecting cash
Loans and borrowings, interest rate basis	100 % CDI	100% CDI
Working capital | Interbank Deposit Certificate (CDI) | Minimum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis	3.90%	3.90%
Working capital | Interbank Deposit Certificate (CDI) | Maximum
Changes not affecting cash
Loans and borrowings, adjustment to interest rate basis	6.55%	6.55%
Debentures
Loans and borrowings
Balance at beginning of period	R$ 18,129	R$ 41,000
Changes in cash
Proceeds	0	0
Interest paid	(2,640)	(4,168)
Payments	(6,176)	(22,471)
Amortized cost	0	(400)
Changes not affecting cash
Interest accrued	2,646	4,168
Amortized cost	134	0
Balance at end of period	R$ 12,093	R$ 18,129	41,000
Loans and borrowings, interest rate basis	18.16%	18.16%
Current	R$ 6,051	R$ 6,043	27,206
Non-current	R$ 6,042	R$ 12,086	R$ 13,794